Consolidated statements of operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Related party transaction general and administration expenses	$ 296,274	$ 311,676	$ 219,717